Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Short-Term Borrowings [Abstract]
Repaid borrowings	¥ 3,100	$ 433	¥ 10,787
Obtained borrowings	¥ 2,000